Accrued Liabilities And Other Payables	12 Months Ended
Dec. 31, 2020
Accrued liabilities and other payables [Abstract]
Accrued liabilities and other payables

8.        Accrued liabilities and other payables

Accrued liabilities and other payables in the consolidated statement of financial position are analysed as follows:

	December 31,
	2020	2019
Accrued interest	-	307
Accrued audit fees	63	56
Other accruals	1,953	1,435
Insurance deductibles	96	132
Other payables	47	41
Total	2,159	1,971

  Loan Interest is normally settled quarterly throughout the year.
  Other payables are non-interest bearing.